Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,101,037	₩ 4,951,196
Interests in the net assets (A*B)	2,657,250	1,452,541
Intra-group transactions	(32)	(79)
Other reconciliations	550	399
Investments in associates	2,657,768	1,452,861	₩ 671,330
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 337,586	₩ 351,193
Proportion of ownership interest in associate (B)	14.99%	14.99%
Interests in the net assets (A*B)	₩ 50,632	₩ 52,665
Intra-group transactions	(32)	(79)
Other reconciliations	0	0
Investments in associates	50,600	52,586
Songrim Partners
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (62)	₩ (62)
Proportion of ownership interest in associate (B)	35.34%	35.34%
Interests in the net assets (A*B)	₩ (22)	₩ (22)
Intra-group transactions	0	0
Other reconciliations	22	22
Investments in associates	0	0
Neoplux Technology Valuation Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 49,152
Proportion of ownership interest in associate (B)	0.00%	33.33%
Interests in the net assets (A*B)	₩ 0	₩ 16,384
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	16,384
Partners 4th Growth Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 47,832	₩ 59,669
Proportion of ownership interest in associate (B)	25.00%	25.00%
Interests in the net assets (A*B)	₩ 11,958	₩ 14,917
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,958	14,917
KTB Newlake Global Healthcare PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 30,780	₩ 37,036
Proportion of ownership interest in associate (B)	30.00%	30.00%
Interests in the net assets (A*B)	₩ 9,234	₩ 11,110
Intra-group transactions	0	0
Other reconciliations	170	170
Investments in associates	9,404	11,280
DAEKWANG SEMICONDUCTOR CO., LTD.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,343	₩ 16,179
Proportion of ownership interest in associate (B)	20.94%	20.94%
Interests in the net assets (A*B)	₩ 3,631	₩ 3,388
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,631	3,388
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 44,590	₩ 33,773
Proportion of ownership interest in associate (B)	31.66%	23.33%
Interests in the net assets (A*B)	₩ 14,470	₩ 7,880
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,470	7,880
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 27,300	₩ 17,499
Proportion of ownership interest in associate (B)	49.97%	50.00%
Interests in the net assets (A*B)	₩ 13,322	₩ 8,734
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,322	8,734
KCLAVIS Meister Fund No.17
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 4,593
Proportion of ownership interest in associate (B)	0.00%	26.09%
Interests in the net assets (A*B)	₩ 0	₩ 1,198
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	1,198
Plutus-SG Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 15,868
Proportion of ownership interest in associate (B)	0.00%	26.67%
Interests in the net assets (A*B)	₩ 0	₩ 4,231
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	4,231
Eum Private Equity Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 16	₩ 17,216
Proportion of ownership interest in associate (B)	20.76%	20.76%
Interests in the net assets (A*B)	₩ 3	₩ 3,574
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3	3,574
KTB Confidence Private Placement
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 19,305
Proportion of ownership interest in associate (B)	0.00%	31.43%
Interests in the net assets (A*B)	₩ 0	₩ 6,067
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	6,067
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 17,820
Proportion of ownership interest in associate (B)	23.89%	23.89%
Interests in the net assets (A*B)	₩ 0	₩ 4,256
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	4,256
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 44,226
Proportion of ownership interest in associate (B)	20.16%	20.16%
Interests in the net assets (A*B)	₩ 0	₩ 8,916
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	8,916
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 43,512	₩ 49,650
Proportion of ownership interest in associate (B)	20.00%	20.00%
Interests in the net assets (A*B)	₩ 8,702	₩ 9,930
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,702	9,930
Shinhan-Midas Donga Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,504	₩ 6,972
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 4,752	₩ 3,486
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,752	3,486
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 41,532	₩ 18,954
Proportion of ownership interest in associate (B)	24.00%	24.00%
Interests in the net assets (A*B)	₩ 9,968	₩ 4,549
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,968	4,549
Synergy-Shinhan Mezzanine New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 8,215
Proportion of ownership interest in associate (B)	0.00%	47.62%
Interests in the net assets (A*B)	₩ 0	₩ 3,912
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	3,912
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 52,707	₩ 54,601
Proportion of ownership interest in associate (B)	18.87%	18.87%
Interests in the net assets (A*B)	₩ 9,945	₩ 10,302
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,945	10,302
Credian Healthcare Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,126	₩ 6,977
Proportion of ownership interest in associate (B)	34.07%	34.07%
Interests in the net assets (A*B)	₩ 5,835	₩ 2,377
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,835	2,377
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,835	₩ 20,816
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 9,918	₩ 10,407
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,918	10,407
AIP EUROGREEN Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 98,780	₩ 98,135
Proportion of ownership interest in associate (B)	21.28%	21.28%
Interests in the net assets (A*B)	₩ 21,021	₩ 20,884
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	21,021	20,884
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 5,077	₩ 57,901
Proportion of ownership interest in associate (B)	44.84%	44.84%
Interests in the net assets (A*B)	₩ 2,277	₩ 25,964
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,277	25,964
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (2,049)	₩ 72,687
Proportion of ownership interest in associate (B)	4.41%	4.41%
Interests in the net assets (A*B)	₩ (90)	₩ 3,209
Intra-group transactions	0	0
Other reconciliations	90	0
Investments in associates	0	3,209
JB Power TL Investment Type Private Placement Special Asset Fund 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 48,560	₩ 50,402
Proportion of ownership interest in associate (B)	33.33%	33.33%
Interests in the net assets (A*B)	₩ 16,186	₩ 16,800
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	16,186	16,800
IBK AONE convertible 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 12,861
Proportion of ownership interest in associate (B)	0.00%	47.25%
Interests in the net assets (A*B)	₩ 0	₩ 6,077
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	6,077
Rico synergy collabo Multi-Mezzanine 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 6,431
Proportion of ownership interest in associate (B)	0.00%	50.03%
Interests in the net assets (A*B)	₩ 0	₩ 3,217
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	3,217
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 93,167	₩ 95,813
Proportion of ownership interest in associate (B)	37.50%	37.50%
Interests in the net assets (A*B)	₩ 34,938	₩ 35,930
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	34,938	35,930
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 42,291	₩ 44,438
Proportion of ownership interest in associate (B)	44.02%	44.02%
Interests in the net assets (A*B)	₩ 18,618	₩ 19,562
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,618	19,562
Shinhan-Stonebridge Petro PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 38
Proportion of ownership interest in associate (B)	0.00%	1.82%
Interests in the net assets (A*B)	₩ 0	₩ 1
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	1
BNP Paribas Cardif General Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 52,215	₩ 21,128
Proportion of ownership interest in associate (B)	7.46%	10.00%
Interests in the net assets (A*B)	₩ 3,895	₩ 2,113
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,895	2,113
Axis Global Growth New Technology Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 10,064
Proportion of ownership interest in associate (B)	0.00%	31.85%
Interests in the net assets (A*B)	₩ 0	₩ 3,205
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	3,205
Polaris No7 Start up and Venture Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 8,061
Proportion of ownership interest in associate (B)	0.00%	28.57%
Interests in the net assets (A*B)	₩ 0	₩ 2,303
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	2,303
Hermes Private Investment Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,911	₩ 21,859
Proportion of ownership interest in associate (B)	29.17%	29.17%
Interests in the net assets (A*B)	₩ 6,099	₩ 6,376
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,099	6,376
SHC ULMUS Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 10,706
Proportion of ownership interest in associate (B)	0.00%	29.41%
Interests in the net assets (A*B)	₩ 0	₩ 3,149
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	3,149
Shinhan-Nvestor Liquidity Solution Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,032	₩ 19,524
Proportion of ownership interest in associate (B)	24.92%	24.92%
Interests in the net assets (A*B)	₩ 4,493	₩ 4,865
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,493	4,865
Shinhan AIM FoF Fund 1a
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 35,040	₩ 28,967
Proportion of ownership interest in associate (B)	25.00%	25.00%
Interests in the net assets (A*B)	₩ 8,760	₩ 7,242
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,760	7,242
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,129	₩ 38,874
Proportion of ownership interest in associate (B)	25.00%	25.00%
Interests in the net assets (A*B)	₩ 7,282	₩ 9,718
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,282	9,718
GX SHINHAN INTERVEST 1st Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 131,237
Proportion of ownership interest in associate (B)	0.00%	25.27%
Interests in the net assets (A*B)	₩ 0	₩ 33,166
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	33,166
Soo Commerce Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 4,658	₩ 25,762
Proportion of ownership interest in associate (B)	24.62%	24.62%
Interests in the net assets (A*B)	₩ 1,147	₩ 6,343
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	1,147	6,343
Partner One Value up I Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 42,205	₩ 42,602
Proportion of ownership interest in associate (B)	27.91%	27.91%
Interests in the net assets (A*B)	₩ 11,779	₩ 11,891
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,779	11,891
Genesis No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 351,329	₩ 224,315
Proportion of ownership interest in associate (B)	22.80%	22.80%
Interests in the net assets (A*B)	₩ 80,113	₩ 51,150
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	80,113	51,150
GMB ICT New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 29,359
Proportion of ownership interest in associate (B)	0.00%	26.75%
Interests in the net assets (A*B)	₩ 0	₩ 7,854
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	7,854
Korea Omega Project Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,141	₩ 12,818
Proportion of ownership interest in associate (B)	23.53%	23.53%
Interests in the net assets (A*B)	₩ 3,563	₩ 3,016
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,563	3,016
Soo Delivery Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,560	₩ 29,740
Proportion of ownership interest in associate (B)	30.00%	30.00%
Interests in the net assets (A*B)	₩ 4,068	₩ 8,922
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,068	8,922
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 42,494	₩ 45,759
Proportion of ownership interest in associate (B)	39.96%	39.92%
Interests in the net assets (A*B)	₩ 16,983	₩ 18,275
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	16,983	18,275
Hyungje art printing
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (264)	₩ (264)
Proportion of ownership interest in associate (B)	31.54%	31.54%
Interests in the net assets (A*B)	₩ (83)	₩ (83)
Intra-group transactions	0	0
Other reconciliations	83	83
Investments in associates	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 45,350	₩ 88,763
Proportion of ownership interest in associate (B)	23.33%	23.33%
Interests in the net assets (A*B)	₩ 10,582	₩ 20,712
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,582	20,712
Shinhan-Rhinos 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 11,560	₩ 13,474
Proportion of ownership interest in associate (B)	22.48%	22.48%
Interests in the net assets (A*B)	₩ 2,599	₩ 3,029
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,599	3,029
Pacific Private Investment Trust No.20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,794	₩ 18,749
Proportion of ownership interest in associate (B)	21.74%	21.74%
Interests in the net assets (A*B)	₩ 2,999	₩ 4,076
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,999	4,076
Susung Mezzanine project P1 Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 3,220	₩ 9,672
Proportion of ownership interest in associate (B)	41.31%	41.18%
Interests in the net assets (A*B)	₩ 1,345	₩ 5,128
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	1,345	5,128
Korea Finance Security
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,490	₩ 21,693
Proportion of ownership interest in associate (B)	14.91%	14.91%
Interests in the net assets (A*B)	₩ 3,055	₩ 3,235
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,055	3,235
Multimedia Tech Co.Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (69)	₩ 0
Proportion of ownership interest in associate (B)	21.06%	21.06%
Interests in the net assets (A*B)	₩ (15)	₩ 0
Intra-group transactions	0	0
Other reconciliations	15	0
Investments in associates	0	0
MIEL CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (85)	₩ (119)
Proportion of ownership interest in associate (B)	28.77%	28.77%
Interests in the net assets (A*B)	₩ (25)	₩ (34)
Intra-group transactions	0	0
Other reconciliations	25	34
Investments in associates	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 92,353	₩ 88,395
Proportion of ownership interest in associate (B)	35.73%	35.73%
Interests in the net assets (A*B)	₩ 32,993	₩ 31,580
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	32,993	31,580
PCC S/W 2nd Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 10,154
Proportion of ownership interest in associate (B)	0.00%	29.56%
Interests in the net assets (A*B)	₩ 0	₩ 3,001
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	3,001
DB Epic Convertiblebond Private Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 11,348	₩ 10,125
Proportion of ownership interest in associate (B)	50.98%	50.00%
Interests in the net assets (A*B)	₩ 5,785	₩ 5,063
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,785	5,063
E&Healthcare Investment Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 72,023	₩ 38,179
Proportion of ownership interest in associate (B)	21.05%	20.37%
Interests in the net assets (A*B)	₩ 15,163	₩ 7,776
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	15,163	7,776
One Shinhan Global Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,244	₩ 22,244
Proportion of ownership interest in associate (B)	19.96%	19.98%
Interests in the net assets (A*B)	₩ 4,029	₩ 4,441
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,029	4,441
Kiwoom-Shinhan Innovation Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 31,938	₩ 14,568
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 15,969	₩ 7,284
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	15,969	7,284
Daishin-K&T New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,400	₩ 22,583
Proportion of ownership interest in associate (B)	31.25%	31.25%
Interests in the net assets (A*B)	₩ 7,000	₩ 7,057
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,000	7,057
Midas Asset Global CRE Debt Private Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 115,122	₩ 118,368
Proportion of ownership interest in associate (B)	41.16%	20.05%
Interests in the net assets (A*B)	₩ 47,389	₩ 23,731
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	47,389	23,731
Richmond Private Investment Trust No.82
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,082	₩ 25,200
Proportion of ownership interest in associate (B)	60.00%	60.00%
Interests in the net assets (A*B)	₩ 15,049	₩ 15,120
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	15,049	15,120
Tiger Alternative Real Estate Professional Private5
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 37,978	₩ 40,689
Proportion of ownership interest in associate (B)	48.71%	48.71%
Interests in the net assets (A*B)	₩ 18,499	₩ 19,820
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,499	19,820
Samchully Midstream Private Placement Special Asset Fund 5-4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 67,141	₩ 71,625
Proportion of ownership interest in associate (B)	42.92%	42.92%
Interests in the net assets (A*B)	₩ 28,818	₩ 30,742
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	28,818	30,742
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 327,917	₩ 269,155
Proportion of ownership interest in associate (B)	20.00%	20.00%
Interests in the net assets (A*B)	₩ 65,616	₩ 53,831
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	65,616	53,831
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 67,004
Proportion of ownership interest in associate (B)	0.00%	21.43%
Interests in the net assets (A*B)	₩ 0	₩ 14,358
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	14,358
NH-Amundi Global Infrastructure Trust 14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 62,728	₩ 61,657
Proportion of ownership interest in associate (B)	30.00%	30.00%
Interests in the net assets (A*B)	₩ 18,819	₩ 18,497
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,819	18,497
Pacific Private Real Estate Fund Investment Trust No.30
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 39,509
Proportion of ownership interest in associate (B)	0.00%	37.50%
Interests in the net assets (A*B)	₩ 0	₩ 14,816
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	14,816
Jarvis Memorial Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,143	₩ 10,267
Proportion of ownership interest in associate (B)	99.01%	99.01%
Interests in the net assets (A*B)	₩ 10,043	₩ 10,166
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,043	10,166
Mastern Private Investment Trust 68
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,620	₩ 18,598
Proportion of ownership interest in associate (B)	53.76%	53.76%
Interests in the net assets (A*B)	₩ 10,010	₩ 9,999
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,010	9,999
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 59,402	₩ 7,329
Proportion of ownership interest in associate (B)	60.00%	60.00%
Interests in the net assets (A*B)	₩ 35,641	₩ 4,397
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	35,641	4,397
Milestone Private Real Estate Fund 3 (Derivative Type)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 57,790	₩ 53,608
Proportion of ownership interest in associate (B)	32.06%	32.06%
Interests in the net assets (A*B)	₩ 18,528	₩ 17,186
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,528	17,186
IGIS Private Real Estate Investment Trust 286 (2 class)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,341	₩ 23,502
Proportion of ownership interest in associate (B)	41.44%	41.56%
Interests in the net assets (A*B)	₩ 8,844	₩ 9,768
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,844	9,768
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 26,849	₩ 28,469
Proportion of ownership interest in associate (B)	31.31%	31.31%
Interests in the net assets (A*B)	₩ 8,407	₩ 8,914
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,407	8,914
Lime Pricing Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 32,113
Proportion of ownership interest in associate (B)	0.00%	25.85%
Interests in the net assets (A*B)	₩ 0	₩ 8,300
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	8,300
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 62,637	₩ 197,417
Proportion of ownership interest in associate (B)	21.27%	21.27%
Interests in the net assets (A*B)	₩ 13,323	₩ 41,991
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,323	41,991
DS Solid.II Hedge Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 15,042
Proportion of ownership interest in associate (B)	0.00%	27.41%
Interests in the net assets (A*B)	₩ 0	₩ 4,123
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	4,123
Hana Semiconductor New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 99,315	₩ 52,905
Proportion of ownership interest in associate (B)	24.30%	24.30%
Interests in the net assets (A*B)	₩ 24,131	₩ 12,856
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	24,131	12,856
J&Magnet Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 24,331	₩ 24,513
Proportion of ownership interest in associate (B)	24.39%	24.39%
Interests in the net assets (A*B)	₩ 5,935	₩ 5,979
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,935	5,979
Cape IT Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 32,373	₩ 30,298
Proportion of ownership interest in associate (B)	32.89%	32.89%
Interests in the net assets (A*B)	₩ 10,649	₩ 9,967
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,649	9,967
FuturePlay-Shinhan TechInnovation Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,590	₩ 0
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 4,295	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,295	0
Stonebridge Corporate 1st Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 7,341	₩ 0
Proportion of ownership interest in associate (B)	44.12%	44.12%
Interests in the net assets (A*B)	₩ 3,239	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,239	0
Vogo Realty Partners Private Real Estate Fund V
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 50,040	₩ 47,958
Proportion of ownership interest in associate (B)	21.64%	21.64%
Interests in the net assets (A*B)	₩ 10,827	₩ 10,376
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,827	10,376
IL GU FARM CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ (316)
Proportion of ownership interest in associate (B)	0.00%	28.47%
Interests in the net assets (A*B)	₩ 0	₩ (90)
Intra-group transactions	0	0
Other reconciliations	0	90
Investments in associates	0	0
Korea Credit Bureau
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 77,509	₩ 75,689
Proportion of ownership interest in associate (B)	9.00%	9.00%
Interests in the net assets (A*B)	₩ 6,976	₩ 6,812
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,976	6,812
Goduck Gangil1 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (13,927)	₩ 0
Proportion of ownership interest in associate (B)	1.04%	1.04%
Interests in the net assets (A*B)	₩ (145)	₩ 0
Intra-group transactions	0	0
Other reconciliations	145	0
Investments in associates	0	0
SBC PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 112,795	₩ 80,000
Proportion of ownership interest in associate (B)	25.00%	25.00%
Interests in the net assets (A*B)	₩ 18,208	₩ 20,000
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,208	20,000
Sprott Global Renewable Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 82,718
Proportion of ownership interest in associate (B)	0.00%	23.10%
Interests in the net assets (A*B)	₩ 0	₩ 19,016
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	19,016
NH-amundi global infra private fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 87,678	₩ 96,316
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 43,839	₩ 48,158
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	43,839	48,158
IMM Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 366,202	₩ 90,807
Proportion of ownership interest in associate (B)	33.00%	31.85%
Interests in the net assets (A*B)	₩ 120,855	₩ 28,925
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	120,855	28,925
HANA Alternative Estate Professional Private122
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 39,411	₩ 34,853
Proportion of ownership interest in associate (B)	75.19%	75.19%
Interests in the net assets (A*B)	₩ 29,631	₩ 26,205
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	29,631	26,205
Hanwha-Incus Plus New Technology Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,860	₩ 12,899
Proportion of ownership interest in associate (B)	42.64%	42.64%
Interests in the net assets (A*B)	₩ 11,026	₩ 5,499
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,026	5,499
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 111,426	₩ 111,607
Proportion of ownership interest in associate (B)	45.96%	45.96%
Interests in the net assets (A*B)	₩ 51,210	₩ 51,293
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	51,210	51,293
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 395,815	₩ 261,433
Proportion of ownership interest in associate (B)	72.39%	57.50%
Interests in the net assets (A*B)	₩ 286,531	₩ 150,317
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	286,531	150,317
PSA EMP Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 33,856	₩ 34,250
Proportion of ownership interest in associate (B)	28.99%	28.99%
Interests in the net assets (A*B)	₩ 9,814	₩ 9,927
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,814	9,927
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 56,242	₩ 56,360
Proportion of ownership interest in associate (B)	52.28%	52.28%
Interests in the net assets (A*B)	₩ 29,401	₩ 29,463
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	29,401	29,463
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 22,285
Proportion of ownership interest in associate (B)	0.00%	25.70%
Interests in the net assets (A*B)	₩ 0	₩ 5,727
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	5,727
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 22,536
Proportion of ownership interest in associate (B)	0.00%	25.42%
Interests in the net assets (A*B)	₩ 0	₩ 5,729
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	5,729
BRAIN DO PROFESSIONALE PRIVATE No. 27
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 11,815	₩ 10,295
Proportion of ownership interest in associate (B)	29.13%	29.13%
Interests in the net assets (A*B)	₩ 3,441	₩ 3,065
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,441	3,065
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 39,095
Proportion of ownership interest in associate (B)	0.00%	25.00%
Interests in the net assets (A*B)	₩ 0	₩ 9,869
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	9,869
UI Venture Fund 7th
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,445	₩ 0
Proportion of ownership interest in associate (B)	24.39%	0.00%
Interests in the net assets (A*B)	₩ 3,279	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,279	0
Sparklabs-Shinhan Opportunity Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,760	₩ 0
Proportion of ownership interest in associate (B)	49.50%	0.00%
Interests in the net assets (A*B)	₩ 4,832	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,832	0
BNW Tech-Innovation Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,906	₩ 0
Proportion of ownership interest in associate (B)	29.85%	0.00%
Interests in the net assets (A*B)	₩ 5,942	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,942	0
IGIS Real-estate Private Investment Trust No.33
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 34,507	₩ 0
Proportion of ownership interest in associate (B)	40.86%	0.00%
Interests in the net assets (A*B)	₩ 14,099	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,099	0
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,505	₩ 0
Proportion of ownership interest in associate (B)	31.58%	0.00%
Interests in the net assets (A*B)	₩ 3,002	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,002	0
WWG Global Real Estate Investment Trust no.4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 60,071	₩ 0
Proportion of ownership interest in associate (B)	29.55%	0.00%
Interests in the net assets (A*B)	₩ 17,752	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	17,752	0
Fidelis Global Private Real Estate Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 24,899	₩ 0
Proportion of ownership interest in associate (B)	78.26%	0.00%
Interests in the net assets (A*B)	₩ 19,485	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,485	0
IGIS PRIVATE REAL ESTATE TRUST NO.331
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 12,238	₩ 0
Proportion of ownership interest in associate (B)	30.77%	0.00%
Interests in the net assets (A*B)	₩ 3,765	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,765	0
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 172,755	₩ 0
Proportion of ownership interest in associate (B)	28.70%	0.00%
Interests in the net assets (A*B)	₩ 48,344	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	48,344	0
Pebblestone CGV Private Real Estate Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 27,502	₩ 0
Proportion of ownership interest in associate (B)	48.53%	0.00%
Interests in the net assets (A*B)	₩ 13,346	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,346	0
Shinhan AIM Real Estate Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 74,880	₩ 0
Proportion of ownership interest in associate (B)	30.00%	0.00%
Interests in the net assets (A*B)	₩ 22,464	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	22,464	0
Shinhan AIM Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 223,443	₩ 0
Proportion of ownership interest in associate (B)	21.01%	0.00%
Interests in the net assets (A*B)	₩ 46,945	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	46,945	0
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 149,611	₩ 0
Proportion of ownership interest in associate (B)	22.02%	0.00%
Interests in the net assets (A*B)	₩ 32,944	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	32,944	0
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 71,605	₩ 0
Proportion of ownership interest in associate (B)	29.19%	0.00%
Interests in the net assets (A*B)	₩ 20,902	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	20,902	0
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,368	₩ 0
Proportion of ownership interest in associate (B)	71.43%	0.00%
Interests in the net assets (A*B)	₩ 6,692	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,692	0
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 16,150	₩ 0
Proportion of ownership interest in associate (B)	30.00%	0.00%
Interests in the net assets (A*B)	₩ 4,845	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,845	0
Korea Omega-Shinhan Project Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 11,861	₩ 0
Proportion of ownership interest in associate (B)	50.00%	0.00%
Interests in the net assets (A*B)	₩ 5,931	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,931	0
New Green Shinhan Mezzanine Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 12,537	₩ 0
Proportion of ownership interest in associate (B)	39.22%	0.00%
Interests in the net assets (A*B)	₩ 4,916	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,916	0
KORAMKO-Daum Professional Private Investment Trust No.12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,583	₩ 0
Proportion of ownership interest in associate (B)	33.33%	0.00%
Interests in the net assets (A*B)	₩ 7,528	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,528	0
Samsung SRA Real Estate Professional Private 45[FoFs]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 42,665	₩ 0
Proportion of ownership interest in associate (B)	25.00%	0.00%
Interests in the net assets (A*B)	₩ 10,666	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,666	0
IBK Global New Renewable Energy Special Asset Professional Private2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 111,605	₩ 0
Proportion of ownership interest in associate (B)	28.98%	0.00%
Interests in the net assets (A*B)	₩ 32,349	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	32,349	0
VS Cornerstone Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,413	₩ 0
Proportion of ownership interest in associate (B)	41.18%	0.00%
Interests in the net assets (A*B)	₩ 3,464	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,464	0
Aone Mezzanine Opportunity Professional Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,490	₩ 0
Proportion of ownership interest in associate (B)	66.12%	0.00%
Interests in the net assets (A*B)	₩ 9,580	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,580	0
KiwoomUnicorn3New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,132	₩ 0
Proportion of ownership interest in associate (B)	21.28%	0.00%
Interests in the net assets (A*B)	₩ 4,283	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,283	0
Multi Asset The United States Thortons Professional Private1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 165,760	₩ 0
Proportion of ownership interest in associate (B)	25.00%	0.00%
Interests in the net assets (A*B)	₩ 41,440	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	41,440	0
Kiwoom Milestone US Real Estate Professional Private20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 68,434	₩ 0
Proportion of ownership interest in associate (B)	75.27%	0.00%
Interests in the net assets (A*B)	₩ 51,512	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	51,512	0
NH-Amundi US Infrastructure Private Fund2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 98,161	₩ 0
Proportion of ownership interest in associate (B)	25.91%	0.00%
Interests in the net assets (A*B)	₩ 25,430	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	25,430	0
KB Distribution Private Real Estate1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 49,513	₩ 0
Proportion of ownership interest in associate (B)	62.00%	0.00%
Interests in the net assets (A*B)	₩ 30,698	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	30,698	0
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 71,593	₩ 0
Proportion of ownership interest in associate (B)	28.93%	0.00%
Interests in the net assets (A*B)	₩ 20,712	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	20,712	0
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 97,164	₩ 0
Proportion of ownership interest in associate (B)	30.00%	0.00%
Interests in the net assets (A*B)	₩ 29,149	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	29,149	0
Kakao-Shinhan 1st TNYT Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 11,683	₩ 0
Proportion of ownership interest in associate (B)	48.62%	0.00%
Interests in the net assets (A*B)	₩ 5,681	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,681	0
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 54,295	₩ 0
Proportion of ownership interest in associate (B)	20.02%	0.00%
Interests in the net assets (A*B)	₩ 10,870	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,870	0
Pacific Private Placement Real Estate Fund No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 47,094	₩ 0
Proportion of ownership interest in associate (B)	24.73%	0.00%
Interests in the net assets (A*B)	₩ 11,647	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,647	0
Mastern Private Real Estate Loan Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 16,955	₩ 0
Proportion of ownership interest in associate (B)	33.57%	0.00%
Interests in the net assets (A*B)	₩ 5,692	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,692	0
LB Scotland Amazon Fulfillment Center Fund 29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 44,455	₩ 0
Proportion of ownership interest in associate (B)	70.14%	0.00%
Interests in the net assets (A*B)	₩ 31,182	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	31,182	0
JR AMC Hungary Budapest Office Fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 37,469	₩ 0
Proportion of ownership interest in associate (B)	32.57%	0.00%
Interests in the net assets (A*B)	₩ 12,204	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	12,204	0
IGIS 372 Real Estate Professional Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 200,192	₩ 0
Proportion of ownership interest in associate (B)	28.39%	0.00%
Interests in the net assets (A*B)	₩ 56,835	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	56,835	0
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,636	₩ 0
Proportion of ownership interest in associate (B)	19.00%	0.00%
Interests in the net assets (A*B)	₩ 3,830	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,830	0
Future-Creation Neoplux Venture Capital Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 23,134	₩ 0
Proportion of ownership interest in associate (B)	16.25%	0.00%
Interests in the net assets (A*B)	₩ 3,796	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,796	0
Gyeonggi-Neoplux Superman Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 31,712	₩ 0
Proportion of ownership interest in associate (B)	21.76%	0.00%
Interests in the net assets (A*B)	₩ 6,399	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,399	0
NewWave 6th Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,501	₩ 0
Proportion of ownership interest in associate (B)	30.00%	0.00%
Interests in the net assets (A*B)	₩ 6,150	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,150	0
Neoplux No.3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 102,956	₩ 0
Proportion of ownership interest in associate (B)	10.00%	0.00%
Interests in the net assets (A*B)	₩ 10,295	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,295	0
PCC Amberstone Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 103,736	₩ 0
Proportion of ownership interest in associate (B)	21.67%	0.00%
Interests in the net assets (A*B)	₩ 22,480	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	22,480	0
KIAMCO POWERLOAN TRUST 4TH
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 92,794	₩ 0
Proportion of ownership interest in associate (B)	47.37%	0.00%
Interests in the net assets (A*B)	₩ 43,955	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	43,955	0
Mastern Opportunity Seeking Real Estate Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 98,994	₩ 0
Proportion of ownership interest in associate (B)	20.00%	0.00%
Interests in the net assets (A*B)	₩ 19,799	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,799	0
AION ELFIS PROFESSIONAL PRIVATE 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 27,642	₩ 0
Proportion of ownership interest in associate (B)	20.00%	0.00%
Interests in the net assets (A*B)	₩ 5,528	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,528	0
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,001	₩ 0
Proportion of ownership interest in associate (B)	29.68%	0.00%
Interests in the net assets (A*B)	₩ 4,453	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,453	0
Neoplux Market-Frontier Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 54,727	₩ 0
Proportion of ownership interest in associate (B)	19.74%	0.00%
Interests in the net assets (A*B)	₩ 11,545	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,545	0
Synergy Green New Deal 1st New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 35,527	₩ 0
Proportion of ownership interest in associate (B)	28.17%	0.00%
Interests in the net assets (A*B)	₩ 10,008	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,008	0
KAIM Real-estate Private Investment Trust 20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,254	₩ 0
Proportion of ownership interest in associate (B)	38.46%	0.00%
Interests in the net assets (A*B)	₩ 5,098	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,098	0
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,896	₩ 0
Proportion of ownership interest in associate (B)	50.00%	0.00%
Interests in the net assets (A*B)	₩ 7,948	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,948	0
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 5,000	₩ 0
Proportion of ownership interest in associate (B)	62.50%	0.00%
Interests in the net assets (A*B)	₩ 3,125	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,125	0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 45,573	₩ 0
Proportion of ownership interest in associate (B)	97.85%	0.00%
Interests in the net assets (A*B)	₩ 44,594	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	44,594	0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 45,573	₩ 0
Proportion of ownership interest in associate (B)	97.85%	0.00%
Interests in the net assets (A*B)	₩ 44,594	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	44,594	0
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 48,475	₩ 0
Proportion of ownership interest in associate (B)	25.00%	0.00%
Interests in the net assets (A*B)	₩ 15,855	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	15,855	0
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 50,394	₩ 0
Proportion of ownership interest in associate (B)	58.82%	0.00%
Interests in the net assets (A*B)	₩ 29,644	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	29,644	0
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 70,473	₩ 0
Proportion of ownership interest in associate (B)	30.00%	0.00%
Interests in the net assets (A*B)	₩ 21,142	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	21,142	0
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,134	₩ 0
Proportion of ownership interest in associate (B)	25.00%	0.00%
Interests in the net assets (A*B)	₩ 5,034	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,034	0
Kiwoom Hero No.4 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,358	₩ 0
Proportion of ownership interest in associate (B)	21.05%	0.00%
Interests in the net assets (A*B)	₩ 4,707	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,707	0
Vogo Canister Professional Trust Private Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 119,892	₩ 0
Proportion of ownership interest in associate (B)	36.68%	0.00%
Interests in the net assets (A*B)	₩ 43,975	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	43,975	0
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 337,794
Proportion of ownership interest in associate (B)		0.00%
Interests in the net assets (A*B)		₩ 85,931
Intra-group transactions		0
Other reconciliations		0
Investments in associates		₩ 85,931
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 519,091
Proportion of ownership interest in associate (B)	0.00%
Interests in the net assets (A*B)	₩ 139,164
Intra-group transactions	0
Other reconciliations	0
Investments in associates	₩ 139,164